Expense Example - Calamos Nasdaq Autocallable Income ETF - Calamos Nasdaq Autocallable Income ETF	Nov. 14, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	$ 237